Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows provided by (used in) operating activities:
Net loss for the year	$ (17,189)	$ (7,249)	$ (3,594)
Adjustments for non-cash items:
Gain on sale of marketable equity securities	(72)
Increase in deferred tax liability	2,446	1,240
Foreign exchange transaction (gain) loss		(6)	691
Loss (income) on fair value of warrant liability	790	(24)
Loss on equity issued at a discount	1,256
Amortization of debt discount	76	265
Loss on early extinguishment of debt	223	33
Share of loss (gain) in associate	490	(18)	162
Share-based compensation expensed as consulting fee	8,827	2,143	1,148
Fair value of stock issued for services	25
Gain on disposition of subsidiaries	(412)
Share-based compensation expensed as research and development		16	20
Accounts receivable	(111)
Prepaid expenses and other receivables	(1,477)	(281)	352
Accounts payable and accrued liabilities	880	167	363
Other assets	(36)
Net cash used in operating activities	(4,284)	(3,714)	(858)
Cash flows provided by (used in) investing activities:
Proceeds from sale of marketable securities	140
Investment in associate	(1,000)		(688)
Cash from SalvaRx Limited acquisition			1,192
Purchase of notes receivable issued by SalvaRx Limited prior to the acquisition by Portage			(950)
Net cash used in investing activities	(860)		(446)
Cash flows provided by (used in) financing activities:
Proceeds from shares issued under private placement	6,980
Share issuance costs	(248)
Repayment of unsecured notes payable	(1,020)	(300)	(50)
(Repayment of) advance from related party	(1,000)	1,000
Note proceeds received	50
Net cash provided by (used in) financing activities	4,762	700	(50)
(Decrease) increase in cash and cash equivalents during year	(382)	(3,014)	(1,354)
Cash and cash equivalents at beginning of year	3,152	6,166	7,520
Cash and cash equivalents at end of year	2,770	3,152	6,166
Cash paid for interest	748
Shares issued pursuant to settlement of SalvaRx notes and warrants	2,640
Fair value of warrant liability for Portage warrants issued	1,120
Notes payable settled in disposition of subsidiaries	200
Fair value of shares issued to acquire Intensity Holdings Limited		1,298
Fair value of shares issued to acquire SalvaRx Limited			92,583
Effective settlement of convertible notes issued by SalvaRx Limited upon acquisition by Portage			1,963
Unrealized gain on investments in Intensity and Biohaven		$ 876	$ 50